Provision for liabilities and other charges (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Schedule of movements in provisions for liabilities and other charges
Movements in provisions for liabilities and other charges are as follows:

In thousands of USD	Uncertain tax positions	Marketplace and consignment goods	Provision for other expenses	Total
Balance as of January 1, 2021	36,827	977	1,642	39,446
Additions	3,010	313	730	4,053
Reversals	(3,278)	(483)	(141)	(3,902)
Use of provision	(319)	—	(75)	(394)
Reclassification	—	53	(53)	—
Effect of translation	(2,019)	(43)	(56)	(2,118)
Balance as of December 31, 2021	34,221	817	2,047	37,085
Additions	3,061	247	1,137	4,445
Reversals	(2,297)	(299)	(97)	(2,693)
Use of provision	(670)	—	(609)	(1,279)
Reclassification	—	—	—	—
Effect of translation	(445)	(102)	(223)	(770)
Balance as of December 31, 2022	33,870	663	2,255	36,788
Current	33,870	663	1,366	35,899
Non-current	—	—	889	889